PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT (Details) [Line Items]
Depreciation	$ 2,834	$ 2,570	$ 8,900	$ 7,811	$ 10,475	$ 10,475
Gain (Loss) on Disposition of Property Plant Equipment			$ 3,210
Minimum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years		3 years
Maximum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life			5 years		5 years